Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Reverb ETF
Shareholder Report [Line Items]
Fund Name	Reverb ETF
Class Name	Reverb ETF
Trading Symbol	RVRB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reverb-etf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reverb ETF	$17	0.30%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%
Net Assets	$ 5,366,809
Holdings Count | $ / shares	498
Advisory Fees Paid, Amount	$ 7,456
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,366,809
Number of Holdings	498
Net Advisory Fee	$7,456
Portfolio Turnover	5%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.5%
Microsoft Corp.	6.5%
Apple, Inc.	5.8%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.3%

Top Sectors	(%)
Manufacturing	39.9%
Information	14.9%
Finance and Insurance	11.5%
Professional, Scientific, and Technical Services	9.0%
Retail Trade	8.5%
Administrative and Support and Waste Management and Remediation Services	3.9%
Utilities	2.6%
Mining, Quarrying, and Oil and Gas Extraction	2.3%
Real Estate and Rental and Leasing	1.6%
Cash & Other	5.8%
[2]
Updated Prospectus Web Address	https://reverb-etf.com/

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.